Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,434,000
Previously Paid Amount	0.00
Total Fee Amount	888.54
Total Offset Amount	0.00
Net Fee	888.54
Narrative - Max Aggregate Offering Price	$ 6,434,000
Final Prospectus	true